Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets) (Detail) - JPY (¥)	Sep. 30, 2022	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	¥ 16,529,000,000,000	¥ 10,534,000,000,000
Fair value of derivative liabilities	17,515,000,000,000	10,895,000,000,000
Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	7,164,000,000,000	5,445,000,000,000
Fair value of derivative liabilities	8,372,000,000,000	5,652,000,000,000
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	9,059,000,000,000	4,803,000,000,000
Fair value of derivative liabilities	8,924,000,000,000	4,908,000,000,000
Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	203,000,000,000	151,000,000,000
Fair value of derivative liabilities	207,000,000,000	277,000,000,000
Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	18,000,000,000	22,000,000,000
Fair value of derivative liabilities	18,000,000,000	22,000,000,000
Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	85,000,000,000	103,000,000,000
Fair value of derivative liabilities	105,000,000,000	101,000,000,000
Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	10,000,000,000
Fair value of derivative liabilities	(111,000,000,000)	(65,000,000,000)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	16,523,000,000,000	10,532,000,000,000
Fair value of derivative liabilities	17,515,000,000,000	10,894,000,000,000
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	7,164,000,000,000	5,445,000,000,000
Fair value of derivative liabilities	8,372,000,000,000	5,652,000,000,000
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	9,053,000,000,000	4,801,000,000,000
Fair value of derivative liabilities	8,924,000,000,000	4,907,000,000,000
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	203,000,000,000	151,000,000,000
Fair value of derivative liabilities	207,000,000,000	277,000,000,000
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	18,000,000,000	22,000,000,000
Fair value of derivative liabilities	18,000,000,000	22,000,000,000
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	85,000,000,000	103,000,000,000
Fair value of derivative liabilities	105,000,000,000	101,000,000,000
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	10,000,000,000
Fair value of derivative liabilities	(111,000,000,000)	(65,000,000,000)
Designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	6,000,000,000	2,000,000,000
Fair value of derivative liabilities	0	1,000,000,000
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	6,000,000,000	2,000,000,000
Fair value of derivative liabilities	0	1,000,000,000
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	¥ 0	¥ 0